Interests in entities - Text Details (Detail) - EUR (€) shares in Thousands, € in Millions		1 Months Ended	12 Months Ended
		Feb. 28, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Interests in entities - Text Details (Detail) [Line Items]
Number of consolidated subsidiaries not wholly owned			6		4
Revenue			€ 18,121	[1]	€ 17,780	€ 17,422
Profit (loss)	[3]		1,097	[2]	1,870	€ 1,491
Associates [member]
Interests in entities - Text Details (Detail) [Line Items]
Net cash outflow for acquisitions			107
Subsidiaries with material non-controlling interests [member]
Interests in entities - Text Details (Detail) [Line Items]
Revenue			627
Profit (loss)			€ 27
Signify Member
Interests in entities - Text Details (Detail) [Line Items]
Interest in entity			16.50%
Number of shares sold		4,040
Philips Medical Capital LLC [Member]
Interests in entities - Text Details (Detail) [Line Items]
Stake in unconsolidated structured entity			€ 24		€ 29
Signify Member
Interests in entities - Text Details (Detail) [Line Items]
Interest in entity			16.50%		29.01%
Number of shares sold		16,220
Unconsolidated structured entities [member]
Interests in entities - Text Details (Detail) [Line Items]
Materiality threshold on group sales, income from operations or net income			5.00%

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items